FundX Investment Group

Supplement dated September 13, 2013 to the
Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX
FundX Conservative Upgrader Fund – RELAX
FundX Aggressive Upgrader Fund – HOTFX
FundX ETF Aggressive Upgrader Fund – UNBOX
FundX ETF Upgrader Fund – REMIX
FundX Tactical Upgrader Fund – TACTX
FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 1 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.

FundX Upgrader Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.24%
Sub-Total Annual Fund Operating Expenses	1.24%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.46%
Total Annual Fund Operating Expenses	1.70%

(1)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund	$173	$538	$927	$2,019

The following section replaces the information on page 9 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.

FundX Conservative Upgrader Fund
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.36%
Sub-Total Annual Fund Operating Expenses	1.36%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.49%
Total Annual Fund Operating Expenses with AFFE	1.85%
Expense Reduction/Reimbursement	-0.11%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.74%

(1)
FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Conservative Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Conservative Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Conservative Upgrader Fund	$177	$573	$995	$2,170

The following section replaces the information on page 13 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.

FundX Aggressive Upgrader Fund
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.32%
Sub-Total Annual Fund Operating Expenses	1.32%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.52%
Total Annual Fund Operating Expenses	1.84%
Expense Reduction/Reimbursement	-0.07%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.77%

(1)
FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Aggressive Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Aggressive Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Aggressive Upgrader Fund	$127	$523	$945	$2,120

The following section replaces the information on page 17 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.

FundX ETF Aggressive Upgrader Fund
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.79%
Sub-Total Annual Fund Operating Expenses	1.79%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.28%
Total Annual Fund Operating Expenses	2.07%
Expense Reduction/Reimbursement	-0.54%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.53%

(1)
FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the ETF Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Aggressive Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX ETF Aggressive Upgrader Fund	$156	$597	$1,064	$2,357

The following section replaces the information on page 21 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.

FundX ETF Upgrader Fund
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.50%
Sub-Total Annual Fund Operating Expenses	2.50%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.25%
Total Annual Fund Operating Expenses	2.75%
Expense Reduction/Reimbursement	-1.25%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.50%

(1)
FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the ETF Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Upgrader Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX ETF Upgrader Fund	$153	$735	$1,343	$2,989

The following section replaces the information on page 25 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.

FundX Tactical Upgrader Fund
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.36%
Sub-Total Annual Fund Operating Expenses	1.36%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.14%
Total Annual Fund Operating Expenses	1.50%
Expense Reduction/Reimbursement	-0.11%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.39%

1)
FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Upgrader Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Upgrader Fund	$142	$465	$812	$1,791

The following section replaces the information on page 29 of the Prospectus:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

FundX Tactical Total Return Fund
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.21%
Sub-Total Annual Fund Operating Expenses	2.21%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.28%
Total Annual Fund Operating Expenses	2.49%
Expense Reduction/Reimbursement	-0.96%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.53%

(1)
FundX Investment Group (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Total Return Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.25% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect indefinitely and at least until January 31, 2015.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)
The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Tactical Total Return Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year only).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Total Return Fund	$156	$684	$1,239	$2,754

The following paragraph replaces the disclosure on page 43 of the Prospectus:

Fund Expenses

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed a certain Expense Cap.  Prior to August 31, 2013, for each of the Funds, except for the Flexible Income Fund, the Expense Cap was 1.50% of the average daily net assets.  Effective August 31, 2013, the Expense Cap for each of the Funds, except for the Flexible Income Fund, was reduced to 1.25% of average daily net assets.  For the Flexible Income Fund the Expense Cap is 0.99% of the average daily net assets.  The Expense Cap excludes front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest on short positions or extraordinary expenses such as litigation.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund to the Advisor if requested by the Advisor, and if the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years (on a rolling three-year look-back basis).  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The Amended and Restated Operating Expenses Limitation Agreement is in effect indefinitely, but at a minimum at least until January 31, 2015.

The following section replaces the disclosure on page B-41 of the SAI:

The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed a certain Expense Cap.  For each of the Funds, except for the Flexible Income Fund, the Expense Cap was 1.50% of the average daily net assets.  Effective August 31, 2013, the Expense Cap for each of the Funds, except for the Flexible Income Fund, was reduced to 1.25% of average daily net assets.  For the Flexible Income Fund, the Expense Cap is 0.99% of the average daily net assets.  The Expense Cap excludes Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses.  The Expense Cap will remain in effect for at least the one-year period shown in the Example contained in the Prospectus and may continue for an indefinite period thereafter, as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  Any application or waiver of management fees or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.

Please retain this Supplement with the Prospectus and SAI.

FundX Investment Group

FundX Upgrader Fund – FUNDX
FundX Flexible Income Fund – INCMX
FundX Conservative Upgrader Fund – RELAX
FundX Aggressive Upgrader Fund – HOTFX
FundX ETF Aggressive Upgrader Fund – UNBOX
FundX ETF Upgrader Fund – REMIX
FundX Tactical Upgrader Fund – TACTX
FundX Tactical Total Return Fund – TOTLX

Supplement dated September 13, 2013 to
Prospectus dated May 31, 2013

Effective immediately, the Retirement Plan paragraph on page 47 of the Prospectus has been revised to read as follows:

“The Funds offer an individual retirement account (“IRA”) plan.  You may obtain information about opening an IRA by calling 1-866-455-FUND [3863].  There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  With regard to IRA accounts where U.S. Bank is the custodian, you may be charged a $25 fee for transferring assets to another custodian or for closing a retirement account.  Other fees and expenses of maintaining your account(s) may be charged to you or your account.  Please refer to the Funds’ Custodial Account Agreement for further fee information.  Fees charged by institutions may vary.  If you wish to open another type of retirement plan, please contact your Financial Intermediary.”

Please retain this Supplement with the Prospectus.

1